UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04651

 NAME OF REGISTRANT:                     John Hancock Strategic Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          6176633000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

2X07 JHF Income Fund
--------------------------------------------------------------------------------------------------------------------------
 JOHN HANCOCK COLLATERAL TRUST                                                               Agenda Number:  100001321
--------------------------------------------------------------------------------------------------------------------------
        Security:  926EMC902 and 965BRTII9
    Meeting Type:  Special
    Meeting Date:  09-Sep-2022
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Andrew G. Arnott                                          Mgmt          For                            For
       Marianne Harrison                                         Mgmt          For                            For
       Paul Lorentz                                              Mgmt          For                            For
       Frances G. Rathke                                         Mgmt          For                            For
       Noni L. Ellison                                           Mgmt          For                            For
       Dean Garfield                                             Mgmt          For                            For
       Patricia Lizarraga                                        Mgmt          For                            For


2X0A JHF Managed Account Shares Investment Grade Corporate Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X0B JHF Managed Account Shares Securitized Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X0D JHF Managed Account Shares Non-Investment Grade Corporate Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2XA9 JHF Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Strategic Series
By (Signature)       /s/ Kristie M. Feinberg
Name                 Kristie M. Feinberg
Title                President
Date                 08/24/2023